Income taxes - Schedule of reconciliation of tax expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Loss before income tax	$ (46,220,711)	$ (13,046,362)	$ (32,464,021)
Canadian Statutory Tax Rate	26.50%	26.50%	26.50%
Expected tax recovery	$ (12,248,488)	$ (3,457,286)	$ (8,602,966)
Share-based compensation	9,469,630	1,246,362	6,485,661
Foreign tax rate deferential	1,283	935	1,937
Change in tax benefit not recognized	2,965,317	2,370,827	2,270,728
Total	$ 187,742	$ 160,838	$ 155,360